EMPLOYEE BENEFITS - Changes in Defined Benefit Obligation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit obligation	€ 13,446	€ 13,903
Recognized in the consolidated income statement	590	467
Included in other comprehensive income/loss	(135)	691
Benefits paid	(1,407)	(1,615)
Net defined benefit obligation	€ 12,494	€ 13,446